Subsequent Event	12 Months Ended
Dec. 31, 2018
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Subsequent Event [Line Items]
Disclosure of events after reporting period [text block]
27.	Subsequent Event
  There have been no subsequent significant financial and accounting events subsequent to December 31, 2018, that may affect the interpretation of these financial statements.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Subsequent Event [Line Items]
Disclosure of events after reporting period [text block]
27.	Subsequent Event

There have been no subsequent significant financial and accounting events subsequent to December 31, 2018, that may affect the interpretation of these consolidated financial statements.